Long-Term Receivables and Other Assets - Pension, Retirement Savings and Severance Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Pension and Other Postretirement Benefit Expense [Abstract]
Pension, retirement savings and severance expenses	$ 5,979	$ 6,140	$ 6,009